ACCRUED INTEREST PAYABLE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued interest payable to related parties	$ 5,628,495	$ 4,095,475	$ 2,964,160
Lifschultz Enterprise Company LLC
Accrued interest payable to related parties	2,858,683	2,183,050	1,690,828
Sidney B. Lifschultz 1992 Family Trust
Accrued interest payable to related parties	1,032,374	788,377	610,618
David Lifschultz
Accrued interest payable to related parties	868,733	562,034	331,365
Bruce Abbott
Accrued interest payable to related parties	$ 868,705	$ 562,014	$ 331,349